LOAN RECEIVABLE (Details) - CAD ($)			9 Months Ended	12 Months Ended
	Mar. 20, 2019	Jul. 29, 2018	Sep. 30, 2021	Dec. 31, 2019
Loan Receivable [Abstract]
Repayment of loans				$ 89,374
Write-off loans			$ (1,874)
Director [Member]
Loan Receivable [Abstract]
Advance to vendor	$ 21,000	$ 60,000
Loan interest rate		10.00%